DEI Document	Jan. 22, 2026
DEI [Abstract]
Entity Central Index Key	0001159167
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Jan. 22, 2026
Entity Registrant Name	iROBOT CORPORATION
Entity Address, Address Line One	8 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
City Area Code	781
Local Phone Number	430-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-36414
Entity Tax Identification Number	77-0259335
Entity Address, Postal Zip Code	01730
Amendment Flag	false
Current Fiscal Year End Date	--12-31